Leases - Summary of Lessee, Operating Lease, Liability, to be Paid, Maturity (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 721,000
2026	534,000
2027	421,000
2028	357,000
Thereafter	13
Total	2,046,000
Less: imputed interest	(302,000)
Present value of net future minimum lease payments	1,744,000
Less: short-term operating lease liabilities	(578,000)
Long-term operating lease liabilities	$ 1,166,000	$ 1,791,000